PREFERRED SHARES	12 Months Ended
Dec. 31, 2021
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
PREFERRED SHARES	PREFERRED SHARES

at December 31, 2021	Number of Shares Outstanding	Current Yield		Annual Dividend Per Share[1,2]	Redemption Price Per Share	Redemption and Conversion Option Date	Right to Convert Into	Carrying Value December 31[3]
								2021	2020	2019
	(thousands)							(millions of Canadian $)

Cumulative First Preferred Shares
Series 1	14,577	3.479%		$0.86975	$25.00	December 31, 2024	Series 2	360	360	360
Series 2	7,423	Floating	4	Floating	$25.00	December 31, 2024	Series 1	179	179	179
Series 3	9,997	1.694%		$0.4235	$25.00	June 30, 2025	Series 4	246	246	209
Series 4	4,003	Floating	4	Floating	$25.00	June 30, 2025	Series 3	97	97	134
Series 5	12,071	1.949%	5	$0.48725	$25.00	January 30, 2026	Series 6	294	310	310
Series 6	1,929	Floating	4	Floating	$25.00	January 30, 2026	Series 5	48	32	32
Series 7	24,000	3.903%		$0.97575	$25.00	April 30, 2024	Series 8	589	589	589
Series 9	18,000	3.762%		$0.9405	$25.00	October 30, 2024	Series 10	442	442	442
Series 11	10,000	3.351%		$0.83775	$25.00	November 28, 2025	Series 12	244	244	244
Series 13	—	—		—	—	—	—	—	493	493
Series 15	40,000	4.90%		$1.225	$25.00	May 31, 2022	Series 16	988	988	988
								3,487	3,980	3,980
1Each of the even-numbered series of preferred shares, if in existence, will be entitled to receive floating rate cumulative quarterly preferential dividends per share at an annualized rate equal to the 90-day Government of Canada Treasury bill rate (T-bill rate) plus 1.92 per cent (Series 2), 1.28 per cent (Series 4), 1.54 per cent (Series 6), 2.38 per cent (Series 8), 2.35 per cent (Series 10), 2.96 per cent (Series 12), or 3.85 per cent (Series 16). These rates reset quarterly with the then current T-Bill rate.
2The odd-numbered series of preferred shares, if in existence, will be entitled to receive fixed rate cumulative quarterly preferential dividends, which will reset on the redemption and conversion option date and every fifth year thereafter, at an annualized rate equal to the then five-year Government of Canada bond yield plus 1.92 per cent (Series 1), 1.28 per cent (Series 3), 1.54 per cent (Series 5), 2.38 per cent (Series 7), 2.35 per cent (Series 9), 2.96 per cent (Series 11), or 3.85 per cent, subject to a minimum of 4.90 per cent (Series 15).
3Net of underwriting commissions and deferred income taxes.
4The floating quarterly dividend rate for the Series 2 preferred shares is 2.049 per cent for the period starting December 31, 2021 to, but excluding, March 31, 2022. The floating quarterly dividend rate for the Series 4 preferred shares is 1.409 per cent for the period starting December 31, 2021 to, but excluding, March 31, 2022. The floating quarterly dividend rate for the Series 6 preferred shares is 1.686 per cent for the period starting October 30, 2021 to, but excluding, January 30, 2022. These rates will reset each quarter going forward.
5The fixed rate dividend for Series 5 preferred shares decreased from 2.263 per cent to 1.949 per cent on January 30, 2021 and is due to reset on every fifth anniversary thereafter.
The holders of preferred shares are entitled to receive a fixed cumulative quarterly preferential dividend as and when declared by the Board with the exception of Series 2, Series 4 and Series 6 preferred shares. The holders of Series 2, Series 4 and Series 6 preferred shares are entitled to receive quarterly floating rate cumulative preferential dividends as and when declared by the Board. The holders will have the right, subject to certain conditions, to convert their first preferred shares of a specified series into first preferred shares of another specified series on the conversion option date and every fifth anniversary thereafter as indicated in the table above.
TC Energy may, at its option, redeem all or a portion of the outstanding preferred shares for the redemption price per share, plus all accrued and unpaid dividends on the applicable redemption option date and on every fifth anniversary thereafter. In addition, Series 2, Series 4 and Series 6 preferred shares are redeemable by TC Energy at any time other than on a designated date for $25.50 per share plus all accrued and unpaid dividends on such redemption date.
On May 31, 2021, TC Energy redeemed all 20,000,000 issued and outstanding Series 13 preferred shares at a redemption price of $25.00 per share and paid the final quarterly dividend of $0.34375 per Series 13 preferred share for the period up to but excluding May 31, 2021, as previously declared on May 6, 2021. The Company used the proceeds from the March 2021 issuance of $500 million of Junior Subordinated Notes through the Trust to finance this preferred share redemption.
On February 1, 2021, 818,876 Series 5 preferred shares were converted, on a one-for-one basis, into Series 6 preferred shares and 175,208 Series 6 preferred shares were converted, on a one-for-one basis, into Series 5 preferred shares.
On June 30, 2020, 401,590 Series 3 preferred shares were converted, on a one-for-one basis, into Series 4 preferred shares and 1,865,362 Series 4 preferred shares were converted, on a one-for-one basis, into Series 3 preferred shares.
On December 31, 2019, 173,954 Series 1 preferred shares were converted, on a one-for-one basis, into Series 2 preferred shares and 5,252,715 Series 2 preferred shares were converted, on a one-for-one basis, into Series 1 preferred shares.